UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash flows - operating activities
Net loss	$ (16,318,000)	$ (5,897,000)		$ (40,057,000)	$ (8,657,000)
Changes in operating assets and liabilities:
Net cash used in operating activities	(14,192,000)	(1,937,000)		(24,830,000)	(9,630,000)
Cash flows - financing activities
Net cash provided by financing activities	18,080,000	29,158,000		61,239,000	140,440,000
Net decrease in cash and cash equivalents	(10,748,000)	(2,426,000)		(96,110,000)	109,964,000
Cash and cash equivalents at beginning of period	16,146,000	113,353,000		113,353,000	3,395,000
Cash and cash equivalents at end of period	5,458,000	110,927,000	$ 113,353,000	16,146,000	113,353,000
Agrico Acquisition Corp.
Cash flows - operating activities
Net loss	(379,541)	0	(9,672)	(372,974)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and investments held in trust account	(6,823)	0	0	(19,675)
Changes in operating assets and liabilities:
Prepaid expenses	(46,282)	0	0	(6,083)
Due to related party	73,795	0	0	73,795
Accrued offering costs and expenses	130,439	0	0	79,068
Net cash used in operating activities	(376,002)	0	0	(245,869)
Cash flows - financing activities
Proceeds from issuance of promissory note to related party	0	25,000	0	25,000
Net cash provided by financing activities	0	25,000	0	147,535,297
Net decrease in cash and cash equivalents	(376,002)	25,000	0	664,428
Cash and cash equivalents at beginning of period	664,428	0	0	0
Cash and cash equivalents at end of period	288,426	25,000	0	664,428	$ 0
Supplemental disclosures of cash flow information:
Issuance of Class B ordinary shares to Sponsor in exchange for due to related party	0	25,000	0	25,000
Deferred offering costs included in accrued costs and expenses	0	20,450
Deferred offering costs paid by Sponsor	$ 0	$ 57,771	$ 0	$ 5,031,250